                                              Rule 497(d)
                                              Reg. No. 33-54681



                       National Municipal Trust Series 172


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.